Share-based payments - First Special Fees Agreement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity settled share based payment arrangement expenses	€ 0	€ 0	€ 67,621
First Special Fee Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal fees	0	0	46,433
First Special Fee Agreement | Employee Benefits
Disclosure of terms and conditions of share-based payment arrangement [line items]
Legal fees	€ 0	€ 0	€ 21,188